Liability in Respect of Employees Severance Payments	12 Months Ended
Dec. 31, 2014
Liability in Respect of Employees Severance Payments [Abstract]
Liability in Respect of Employees Severance Payments

Note 9 – Liability in Respect of Employees Severance Payments

  Under Israeli law and labor agreements, the Company is required to make severance payments to retired or terminated employees and to employees leaving employment in certain other circumstances. The liability for severance pay is calculated on the basis of the latest salary paid to each employee multiplied by the number of years of employment. The liability is partially funded by amounts deposited with severance pay funds and insurance companies which are included in noncurrent assets.

  According to Section 14 to the Severance Pay Law ("Section 14") the payment of monthly deposits by a company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to the employees that have entered into agreements with the company pursuant to such Section 14.  Commencing 2009, the Company has entered into agreements with a majority of its employees in order to implement Section 14. Therefore, beginning that date, the payment of monthly deposits by the Company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to those employees that have entered into such agreements and therefore the Company incurs no additional liability since that date with respect to such employees.